Shareholder Fees - Investor - Vanguard Total Bond Market II Index Fund - Investor Shares	Apr. 29, 2021
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none